Annual Fund Operating Expenses - Global Strategic Income	Feb. 22, 2021
Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.97%
Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.73%
Class R
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.23%
Class Y
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Class R5
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.62%
Class R6
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.62%